Divestitures - Additional Information (Detail) ¥ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Apr. 01, 2015 JPY (¥)	Jan. 31, 2014 USD ($)	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale of business			¥ 17,790	¥ 93	¥ 15,016
Restructuring costs			36,527	90,689	75,570
Other associated costs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring costs			¥ 7,298	¥ 20,259	14,759
Gracenote | Disposal Group, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of investments | $		$ 170
Cash proceeds from sale of business | $		156
Gain (loss) on sale of investments | $		$ 54
PC business | Disposal Group, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment loss recorded in long-lived assets					12,817
Write-down of excess components in inventory and other					17,391
PC business | Disposal Group, Disposed of by Sale | Expenses to compensate suppliers
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring costs					8,019
PC business | Disposal Group, Disposed of by Sale | Employee termination benefits and other
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring costs					7,278
PC business | Disposal Group, Disposed of by Sale | Other associated costs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring costs					¥ 12,819
logistics business | Disposal Group, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale of business	¥ 19,211
Gain (loss) on sale of investments	¥ 12,284